Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 ₪ / shares	Jun. 30, 2024 shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss | $	$ 2,599			$ 1,449
Ordinary shares, nominal value (in Dollars per share) | ₪ / shares		₪ 0.01
Ordinary shares, authorized	180,000
Ordinary shares, outstanding			71,132	69,656